Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Lab equipment	$23,774	$23,491
Office equipment	3,122	2,928
Furniture and fixtures	1,350	1,340
Leasehold improvements	10,374	10,629
Assets under construction	11,332	14,321
Less: accumulated depreciation	(16,409)	(14,663)
Total property and equipment, net	$33,543	$38,046